Receivables and Other Assets - Schedule of Receivables and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Receivables and Other Assets [Abstract]
Tenant receivables, net	$ 6,310	$ 5,820
Other receivables, net	11,679	11,882
Deferred financing costs, net	4,861	5,524
Deferred leasing costs, net	18,920	17,923
Straight-line rent receivables, net	70,048	65,543
Prepaid expenses, deposits, equipment and other, net	34,033	34,584
Derivative financial instruments, asset	0	427
Total	$ 145,851	$ 141,703